SEGMENT REPORTING	12 Months Ended
Mar. 31, 2026
Segment Reporting
SEGMENT REPORTING

NOTE 24. SEGMENT REPORTING

While the Company operates in various jurisdictions, substantially all of the Company’s transactions are denominated in the U.S. Dollar.

Prior to the fiscal year ended March 31, 2026, the Company had one operating segment, Immuno-Oncology. In September 2025, in connection with the replacement of the previous leadership team, the Company made a strategic shift to digital assets and compute processing. While the majority of the Company’s operations following September 2025 are now focused on compute processing and digital assets, certain subsidiaries continue to operate in the immuno-oncology space.

Our management reporting system produces reports that present information about our business activities in a variety of ways. Based on these reports, the Chief Executive Officer, who is responsible for assessing the performance of our Company and for making resource allocation decisions as our Chief Operating Decision Maker (“CODM”), evaluates business activities based on several different results. Operating results are reviewed by operating segment, comprised of the Company’s two operating segments: Digital & Compute and Immuno-Oncology.

We use an operating loss indicator to measure the performance of our operating segments. Information about assets and liabilities is not regularly provided to our CODM.

Results by segment for the fiscal years ended March 31, 2026, 2025, and 2024 is as follows:

	March 31,
	2026		2025	2024
	Digital & Compute	Immuno-Oncology	Immuno-Oncology	Immuno-Oncology

Segment revenues	$97	$—	$—	$—

Segment expenses
Research and development	—	2,801	3,129	12,535
General and administrative expenses	16,344	3,855	4,254	5,664
Depreciation and amortization expense	193	—	35	54
Segment loss from operations	(16,440)	(6,656)	(7,418)	(18,253)
Change in fair value of warrant liability	1,097	1,786	(388)	6,868
Change in fair value of deferred purchase price payable - Tarus and deferred obligation - iOx milestone	—	—	—	11,305
Change in fair value of put rights, net of redemptions	(5,959)	—	—	—
Loss on revaluation of digital assets	(1,411)	—	—	—
Loss on revaluation of digital asset receivables	(2,349)	—	—	—
Realized loss on sale of digital assets	(1,700)	—	—	—
Realized loss on novation of digital asset receivables	(676)	—	—	—
Gain on settlement with Parexel - iOx CRO	—	—	946	—
Loss on Registered Direct Offering	—	—	—	(2,432)
Offering costs	—	—	—	(662)
Impairment loss - iOx IPR&D	—	—	—	(57,890)
Impairment loss - Tarus IPR&D	—	—	—	(23,615)
Impairment loss - Stimunity	—	—	—	(1,002)
Impairment loss - Saugatuck	—	—	—	(178)
Commitment fee under Committed Purchase Agreement	—	—	—	(839)
Gain on dissolution of investment in associate	—	—	—	27
Gain from sale of investment in public company	—	—	—	725
Impairment loss - investment in Compedica	—	(4,804)	—	—
Loss on revaluation of investment in Compedica	—	(182)	—	—
Change in fair value of TON payable to settle put rights exercised	51	—	—	—
Gain on settlement of TON payable	336	—	—	—
Loss on settlement of put right liability	(916)	—	—	—
Foreign exchange transaction (loss) gain	4	(5)	(7)	7
Interest (expense) income, net	(1,022)	8	86	242
Loss on extinguishment of debt	(582)
Gain on forgiveness of loan interest	$837	—	—	—
Share of losses from equity method investment	—	(44)	—	(233)
Segment loss before benefit for income taxes	(28,912)	(9,715)	(6,781)	(85,930)
Income tax benefit	—	—	3	10,548
Segment net loss	$(28,912)	$(9,715)	$(6,778)	$(75,382)